GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

March 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 94.4%
Australia – 7.8%
3,336	Ampol Ltd. (Oil, Gas & Consumable Fuels)	$ 86,537
66,716	ANZ Group Holdings Ltd. (Banks)	1,278,685
65,815	APA Group (Gas Utilities)	360,731
34,810	Aurizon Holdings Ltd. (Ground Transportation)	90,765
52,372	BHP Group Ltd. (Metals & Mining)	1,514,281
36,463	Coles Group Ltd. (Consumer Staples Distribution & Retail)	402,523
5,498	Commonwealth Bank of Australia (Banks)	431,260
24	CSL Ltd. (Biotechnology)	4,503
85,073	Fortescue Ltd. (Metals & Mining)	1,423,699
11,819	Goodman Group (Industrial REITs)	260,341
177,915	Medibank Pvt Ltd. (Insurance)	435,914
95,333	National Australia Bank Ltd. (Banks)	2,158,537
80,305	Origin Energy Ltd. (Electric Utilities)	481,727
416	Rio Tinto Ltd. (Metals & Mining)	33,016
8,669	Sonic Healthcare Ltd. (Health Care Providers & Services)	166,122
87,626	Transurban Group (Transportation Infrastructure)	760,166
12,492	Wesfarmers Ltd. (Broadline Retail)	556,829
33,742	Westpac Banking Corp. (Banks)	573,889
60,542	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	1,206,746

		12,226,271

Austria – 0.2%
7,260	OMV AG (Oil, Gas & Consumable Fuels)	343,852

Belgium – 0.6%
13,960	Ageas SA (Insurance)	646,705
9,904	Warehouses De Pauw CVA (Industrial REITs)	282,411

		929,116

China(a) – 0.1%
90,400	ESR Group Ltd. (Real Estate Management & Development)	96,853

Denmark – 3.0%
4,380	Coloplast AS Class B (Health Care Equipment & Supplies)	591,374
1	Danske Bank AS (Banks)	30
29,710	Novo Nordisk AS Class B (Pharmaceuticals)	3,811,002
2,108	Tryg AS (Insurance)	43,455
9,993	Vestas Wind Systems AS* (Electrical Equipment)	278,741

		4,724,602

Finland – 1.8%
20,276	Kesko OYJ Class B (Consumer Staples Distribution & Retail)	379,040

Shares	Description	Value

Common Stocks (continued)
Finland (continued)
16,878	Kone OYJ Class B (Machinery)	$ 786,297
28,499	Metso OYJ (Machinery)	338,536
647	Neste OYJ (Oil, Gas & Consumable Fuels)	17,543
106,332	Nordea Bank Abp (Banks)	1,185,016
4,538	Orion OYJ Class B (Pharmaceuticals)	169,162
3	Stora Enso OYJ Class R (Paper & Forest Products)	42

		2,875,636

France – 12.1%
11,512	Amundi SA(a) (Capital Markets)	790,722
36,191	AXA SA (Insurance)	1,359,181
29,137	BNP Paribas SA (Banks)	2,074,405
21,873	Bouygues SA (Construction & Engineering)	892,962
1,425	Capgemini SE (IT Services)	327,908
113,231	Credit Agricole SA (Banks)	1,689,172
12,806	Danone SA (Food Products)	827,842
9,273	Dassault Systemes SE (Software)	410,489
1	Edenred SE (Financial Services)	53
105,821	Engie SA (Multi-Utilities)	1,773,279
18,051	Getlink SE (Transportation Infrastructure)	307,343
120	Hermes International SCA (Textiles, Apparel & Luxury Goods)	306,694
974	Kering SA (Textiles, Apparel & Luxury Goods)	385,785
1,669	L’Oreal SA (Personal Products)	790,391
3,497	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	3,146,587
14,431	Orange SA (Diversified Telecommunication Services)	169,812
3,671	Pernod Ricard SA (Beverages)	594,276
2,275	Rexel SA (Trading Companies & Distributors)	61,454
10,227	Sanofi SA (Pharmaceuticals)	994,928
548	Sartorius Stedim Biotech* (Life Sciences Tools & Services)	156,304
1,743	Schneider Electric SE (Electrical Equipment)	394,051
7,777	TotalEnergies SE (Oil, Gas & Consumable Fuels)	535,214
8,158	Vinci SA (Construction & Engineering)	1,046,904
1	Vivendi SE (Media)	11

		19,035,767

Germany – 6.4%
1,665	Allianz SE (Insurance)	499,029
31,388	BASF SE (Chemicals)	1,793,633
4,412	Bechtle AG (IT Services)	233,193
1,243	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	155,158

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks (continued)
Germany (continued)
12,730	Daimler Truck Holding AG (Machinery)	$ 645,089
11,652	Deutsche Post AG (Air Freight & Logistics)	502,171
25,768	Mercedes-Benz Group AG (Automobiles)	2,052,084
1,425	Nemetschek SE (Software)	141,051
550	Rheinmetall AG (Aerospace & Defense)	309,331
9,771	SAP SE (Software)	1,902,598
7,615	Siemens AG (Industrial Conglomerates)	1,453,999
4,920	Siemens Healthineers AG*(a) (Health Care Equipment & Supplies)	300,895

		9,988,231

Hong Kong – 1.3%
74,600	AIA Group Ltd. (Insurance)	501,802
54,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	271,462
28,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	28,794
45,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	52,505
98	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	74
12,096	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	352,456
300	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	11,191
73,368	MTR Corp. Ltd. (Ground Transportation)	242,404
27,245	Sino Land Co. Ltd. (Real Estate Management & Development)	28,325
31,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	299,450
400	Swire Properties Ltd. (Real Estate Management & Development)	841
24,500	Techtronic Industries Co. Ltd. (Machinery)	332,903

		2,122,207

Ireland – 1.0%
18,470	CRH PLC (Construction Materials)	1,593,222

Israel – 0.2%
13,593	Bank Hapoalim BM (Banks)	127,386
96	CyberArk Software Ltd.* (Software)	25,500
6,559	ICL Group Ltd. Class G (Chemicals)	34,762
2,910	Teva Pharmaceutical Industries Ltd.* (Pharmaceuticals)	41,060
185	Wix.com Ltd.* (IT Services)	25,434

		254,142

Shares	Description	Value

Common Stocks (continued)
Italy – 2.9%
274	Amplifon SpA (Health Care Providers & Services)	$ 9,988
21,729	Banco BPM SpA (Banks)	144,569
47,076	Enel SpA (Electric Utilities)	310,772
43,048	Eni SpA (Oil, Gas & Consumable Fuels)	681,623
512,701	Intesa Sanpaolo SpA (Banks)	1,861,378
37,491	Mediobanca Banca di Credito Finanziario SpA (Banks)	558,671
8,467	Moncler SpA (Textiles, Apparel & Luxury Goods)	631,814
6,836	Recordati Industria Chimica e Farmaceutica SpA (Pharmaceuticals)	377,469

		4,576,284

Japan – 21.6%
10,200	Advantest Corp. (Semiconductors & Semiconductor Equipment)	453,113
12,400	AGC, Inc. (Building Products)	449,901
1,600	Asahi Group Holdings Ltd. (Beverages)	58,752
4,200	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	73,583
16,600	Asahi Kasei Corp. (Chemicals)	121,732
24,200	Astellas Pharma, Inc. (Pharmaceuticals)	259,974
22,600	Bridgestone Corp. (Automobile Components)	1,001,626
31,600	Canon, Inc. (Technology Hardware, Storage & Peripherals)	941,524
8,200	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	313,366
1,500	Dai-ichi Life Holdings, Inc. (Insurance)	38,257
16,700	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	531,375
600	Daikin Industries Ltd. (Building Products)	81,924
1,000	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	114,083
69,500	Daiwa Securities Group, Inc. (Capital Markets)	528,780
17,600	Denso Corp. (Automobile Components)	337,069
1,400	Disco Corp. (Semiconductors & Semiconductor Equipment)	511,747
4,800	Eisai Co. Ltd. (Pharmaceuticals)	197,706
23,700	FANUC Corp. (Machinery)	661,146
600	Fast Retailing Co. Ltd. (Specialty Retail)	185,896
2,600	Fuji Electric Co. Ltd. (Electrical Equipment)	174,472
1,300	Hikari Tsushin, Inc. (Industrial Conglomerates)	244,492

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks (continued)
Japan (continued)
1,916	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	$ 196,888
6,500	Hitachi Construction Machinery Co. Ltd. (Machinery)	196,114
1,400	Hitachi Ltd. (Industrial Conglomerates)	127,933
3,200	Honda Motor Co. Ltd. (Automobiles)	39,596
2,900	Hoya Corp. (Health Care Equipment & Supplies)	362,706
8,600	Inpex Corp. (Oil, Gas & Consumable Fuels)	130,730
25,200	Isuzu Motors Ltd. (Automobiles)	340,640
27,500	ITOCHU Corp. (Trading Companies & Distributors)	1,181,389
14,600	Japan Post Insurance Co. Ltd. (Insurance)	279,081
16,400	Japan Tobacco, Inc. (Tobacco)	437,255
4,400	JFE Holdings, Inc. (Metals & Mining)	72,924
12,400	Kajima Corp. (Construction & Engineering)	254,506
6,700	Kansai Electric Power Co., Inc. (Electric Utilities)	95,601
1,700	Kao Corp. (Personal Products)	63,526
600	Keyence Corp. (Electronic Equipment, Instruments & Components)	278,557
32,500	Kirin Holdings Co. Ltd. (Beverages)	451,955
12,500	Komatsu Ltd. (Machinery)	369,885
600	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	171,018
9,700	M3, Inc. (Health Care Technology)	139,596
48,500	Marubeni Corp. (Trading Companies & Distributors)	840,003
30,700	Mitsubishi Corp. (Trading Companies & Distributors)	709,514
5,500	Mitsubishi Electric Corp. (Electrical Equipment)	92,064
49,600	Mitsubishi HC Capital, Inc. (Financial Services)	345,942
104,300	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,061,158
12,100	Mitsui & Co. Ltd. (Trading Companies & Distributors)	565,694
11,800	Mitsui OSK Lines Ltd. (Marine Transportation)	359,978
37,200	MS&AD Insurance Group Holdings, Inc. (Insurance)	656,860
20,700	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	387,140
400	NIDEC Corp. (Electrical Equipment)	16,588
13,000	Nintendo Co. Ltd. (Entertainment)	709,340
1,000	Nippon Paint Holdings Co. Ltd. (Chemicals)	7,197
463	Nippon Prologis REIT, Inc. (Industrial REITs)	824,785

Shares	Description	Value

Common Stocks (continued)
Japan (continued)
17,601	Nippon Steel Corp. (Metals & Mining)	$ 423,559
5,200	Nippon Yusen KK (Marine Transportation)	142,761
400	Nissan Chemical Corp. (Chemicals)	15,150
1,800	Nitto Denko Corp. (Chemicals)	164,596
9,400	Nomura Research Institute Ltd. (IT Services)	265,538
5,000	Obayashi Corp. (Construction & Engineering)	59,452
1,100	Obic Co. Ltd. (IT Services)	166,156
300	Odakyu Electric Railway Co. Ltd. (Ground Transportation)	4,135
5,100	Olympus Corp. (Health Care Equipment & Supplies)	73,431
4,000	Otsuka Corp. (IT Services)	84,874
34,400	Panasonic Holdings Corp. (Household Durables)	328,305
9,800	Recruit Holdings Co. Ltd. (Professional Services)	430,286
5,100	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)	90,885
20,300	Resona Holdings, Inc. (Banks)	125,138
13,900	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	243,146
7,600	Sekisui Chemical Co. Ltd. (Household Durables)	111,193
31,600	Sekisui House Ltd. (Household Durables)	719,774
4,800	Seven & i Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	69,964
3,700	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	103,060
17,700	Shin-Etsu Chemical Co. Ltd. (Chemicals)	776,356
800	Shiseido Co. Ltd. (Personal Products)	21,952
126,100	SoftBank Corp. (Wireless Telecommunication Services)	1,623,530
3,700	SoftBank Group Corp. (Wireless Telecommunication Services)	219,726
2,700	Sompo Holdings, Inc. (Insurance)	56,592
6,100	Sony Group Corp. (Household Durables)	523,079
11,800	Sumitomo Corp. (Trading Companies & Distributors)	284,238
15,300	Sumitomo Mitsui Financial Group, Inc. (Banks)	894,632
10,800	Sysmex Corp. (Health Care Equipment & Supplies)	192,725
1,100	T&D Holdings, Inc. (Insurance)	19,123
41,200	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,145,932

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks (continued)
Japan (continued)
3,000	TDK Corp. (Electronic Equipment, Instruments & Components)	$ 147,324
4,800	Tokio Marine Holdings, Inc. (Insurance)	150,462
5,300	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1,380,380
300	Tokyo Gas Co. Ltd. (Gas Utilities)	6,820
6,600	TOTO Ltd. (Building Products)	185,031
105,000	Toyota Motor Corp. (Automobiles)	2,653,870
66,400	USS Co. Ltd. (Specialty Retail)	548,939
1,000	West Japan Railway Co. (Ground Transportation)	20,840
100	Yamaha Corp. (Leisure Products)	2,159
24,500	Yamaha Motor Co. Ltd. (Automobiles)	225,683
200	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	2,879
900	Yaskawa Electric Corp. (Machinery)	38,317
7,500	ZOZO, Inc. (Specialty Retail)	186,149

		33,974,822

Macau* – 0.2%
90,400	Sands China Ltd. (Hotels, Restaurants & Leisure)	255,040

Netherlands – 4.2%
3,522	Airbus SE (Aerospace & Defense)	648,854
1	Akzo Nobel NV (Chemicals)	75
414	Argenx SE* (Biotechnology)	163,229
600	ASM International NV (Semiconductors & Semiconductor Equipment)	367,441
3,852	ASML Holding NV (Semiconductors & Semiconductor Equipment)	3,734,364
15,231	ASR Nederland NV (Insurance)	746,467
1,017	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	155,783
42	Heineken NV (Beverages)	4,049
19,250	Koninklijke Philips NV (Health Care Equipment & Supplies)	385,268
4,249	NN Group NV (Insurance)	196,155
238	Prosus NV (Broadline Retail)	7,449
2,508	Randstad NV (Professional Services)	132,437
1,068	Universal Music Group NV (Entertainment)	32,094

		6,573,665

New Zealand – 1.0%
16,591	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	254,250
36,465	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	128,756

Shares	Description	Value

Common Stocks (continued)
New Zealand (continued)
426,678	Spark New Zealand Ltd. (Diversified Telecommunication Services)	$ 1,214,688

		1,597,694

Norway – 0.6%
4,968	Aker BP ASA (Oil, Gas & Consumable Fuels)	124,605
58	Gjensidige Forsikring ASA (Insurance)	842
20,044	Norsk Hydro ASA (Metals & Mining)	110,149
4,592	Salmar ASA (Food Products)	303,064
40,992	Telenor ASA (Diversified Telecommunication Services)	455,928

		994,588

Portugal – 0.1%
9,319	Jeronimo Martins SGPS SA (Consumer Staples Distribution & Retail)	184,892

Singapore – 1.1%
1,500	City Developments Ltd. (Real Estate Management & Development)	6,498
21,546	DBS Group Holdings Ltd. (Banks)	575,016
27,900	Keppel Ltd. (Industrial Conglomerates)	151,610
511	Sea Ltd.* (Entertainment)	27,446
99,242	Seatrium Ltd.* (Machinery)	5,800
13,900	Singapore Exchange Ltd. (Capital Markets)	94,858
208,400	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	620,468
121,600	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	228,525

		1,710,221

Spain – 1.9%
2,003	Aena SME SA(a) (Transportation Infrastructure)	394,498
169	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	10,849
92,474	Enagas SA (Gas Utilities)	1,373,777
6,904	Endesa SA (Electric Utilities)	128,010
11,487	Industria de Diseno Textil SA (Specialty Retail)	578,442
117,375	Telefonica SA (Diversified Telecommunication Services)	518,357

		3,003,933

Sweden – 2.1%
11,084	Assa Abloy AB Class B (Building Products)	318,092
7,042	Atlas Copco AB Class A (Machinery)	118,929
40,761	Atlas Copco AB Class B (Machinery)	602,038
1,550	EQT AB (Capital Markets)	49,072
37,271	H & M Hennes & Mauritz AB Class B (Specialty Retail)	607,744

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks (continued)
Sweden (continued)
2,157	Investment AB Latour Class B (Industrial Conglomerates)	$ 56,705
33,129	Nibe Industrier AB Class B (Building Products)	162,908
123,506	Tele2 AB Class B (Wireless Telecommunication Services)	1,014,164
139,600	Telia Co. AB (Diversified Telecommunication Services)	357,788

		3,287,440

Switzerland – 10.5%
6,863	ABB Ltd. (Electrical Equipment)	318,377
35,918	Adecco Group AG (Professional Services)	1,420,999
1,211	Bachem Holding AG (Life Sciences Tools & Services)	115,969
501	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	76,272
6,411	Coca-Cola HBC AG (Beverages)	202,589
5,623	DSM-Firmenich AG (Chemicals)	639,515
713	Geberit AG (Building Products)	421,371
10,445	Holcim AG (Construction Materials)	946,283
1,578	Kuehne & Nagel International AG (Marine Transportation)	439,029
28,308	Nestle SA (Food Products)	3,007,724
22,119	Novartis AG (Pharmaceuticals)	2,142,411
468	Partners Group Holding AG (Capital Markets)	668,531
5,448	Roche Holding AG (Pharmaceuticals)	1,390,977
6,644	SGS SA* (Professional Services)	645,016
5,513	SIG Group AG (Containers & Packaging)	122,247
1,110	Sika AG (Chemicals)	330,281
766	Sonova Holding AG (Health Care Equipment & Supplies)	221,828
2,265	Straumann Holding AG (Health Care Equipment & Supplies)	361,398
7,477	Swiss Re AG (Insurance)	961,803
662	VAT Group AG(a) (Machinery)	341,985
3,229	Zurich Insurance Group AG (Insurance)	1,744,352

		16,518,957

United Arab Emirates – 0.2%
7,315	Experian PLC (Professional Services)	318,736

United Kingdom – 13.5%
997	Anglo American PLC (Metals & Mining)	24,569
1,429	Ashtead Group PLC (Trading Companies & Distributors)	101,787
17,478	AstraZeneca PLC (Pharmaceuticals)	1,184,135
55,060	BAE Systems PLC (Aerospace & Defense)	938,521

Shares	Description	Value

Common Stocks (continued)
United Kingdom (continued)
2,733	BP PLC ADR (Oil, Gas & Consumable Fuels)	$ 102,979
15,806	British American Tobacco PLC (Tobacco)	479,729
4,415	Coca-Cola Europacific Partners PLC (Beverages)	308,829
13,945	Diageo PLC (Beverages)	515,996
74,513	Evraz PLC* (Metals & Mining)	—
31,029	GSK PLC ADR (Pharmaceuticals)	1,330,213
228,322	HSBC Holdings PLC(b) (Banks)	2,818,739
17,297	Imperial Brands PLC (Tobacco)	386,667
327,435	M&G PLC (Financial Services)	911,363
44,580	National Grid PLC (Multi-Utilities)	600,671
55,810	Persimmon PLC (Household Durables)	925,357
149,885	Phoenix Group Holdings PLC (Insurance)	1,046,565
3,787	Reckitt Benckiser Group PLC (Household Products)	215,878
17,073	RELX PLC (Professional Services)	736,280
1,647	Rentokil Initial PLC (Commerical Services & Supplies)	49,657
32,916	Rio Tinto PLC (Metals & Mining)	2,098,066
19	Rolls-Royce Holdings PLC* (Aerospace & Defense)	102
15,392	Segro PLC (Industrial REITs)	175,492
82,070	Shell PLC (Oil, Gas & Consumable Fuels)	2,724,483
43,498	SSE PLC (Electric Utilities)	906,846
9,343	St. James’s Place PLC (Capital Markets)	54,812
54,998	Taylor Wimpey PLC (Household Durables)	95,084
32,698	Unilever PLC (Personal Products)	1,641,448
94,560	Vodafone Group PLC (Wireless Telecommunication Services)	841,584

		21,215,852

TOTAL COMMON STOCKS (Cost $114,529,746)		$148,402,023

Shares	Dividend Rate	Value

Preferred Stocks – 1.4%
Germany – 1.4%
Bayerische Motoren Werke AG (Automobiles)
17,214	8.589%	$ 1,847,104
Sartorius AG (Life Sciences Tools & Services)
423	0.392	167,978

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Shares	Dividend Rate	Value

Preferred Stocks (continued)
Germany (continued)
Volkswagen AG (Automobiles)
1,650	7.162%	$ 218,829

TOTAL PREFERRED STOCKS (Cost $1,572,564)		$ 2,233,911

Investment Company(c) – 0.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
111,555	5.211%	$ 111,555
(Cost $111,555)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(c) – 0.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,237,780	5.211%	$ 1,237,780
(Cost $1,237,780)

TOTAL INVESTMENTS – 96.7% (Cost $117,451,645)		$151,985,269

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.3%		5,212,379

NET ASSETS – 100.0%		$157,197,648

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an Affiliated Issuer.

SECTOR ALLOCATION AS OF MARCH 31, 2024

Sector	% of Total Market Value
Financials	20.4%
Industrials	16.5
Consumer Discretionary	12.7
Health Care	11.8
Information Technology	8.5
Materials	8.1
Consumer Staples	7.5
Communication Services	5.0
Utilities	4.1
Energy	3.9
Real Estate	1.4
Investment Company	0.1
100.0%

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Euro Stoxx 50 Index	11	06/21/24	$598,708	$9,697
FTSE 100 Index	2	06/21/24	201,641	5,023
MSCI Singapore Index	1	04/29/24	21,640	134
S&P 200 Index	1	06/20/24	129,532	3,412
TOPIX Futures	2	06/13/24	365,966	18,294

TOTAL FUTURES CONTRACTS				$36,560

WRITTEN OPTIONS CONTRACTS — At March 31, 2024, the Fund had the following written options contracts:

EXCHANGE TRADED INDEX OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Euro Stoxx 50 Index	$5,000.00	06/21/2024	(616)	$(308,000,000)	$(939,704)	$(740,055)	$(199,649)
FTSE 100 Index	7,825.00	06/21/2024	(96)	(75,120,000)	(306,551)	(169,983)	(136,568)
Nikkei 225 Index	40,000.00	06/14/2024	(61)	(244,000,000)	(572,202)	(500,662)	(71,540)

Total written option contracts			(773)	(627,120,000)	$(1,818,457)	$(1,410,700)	$(407,757)

TOTAL			(773)	$(627,120,000)	$(1,818,457)	$(1,410,700)	$(407,757)

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

March 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 102.1%
Aerospace & Defense – 1.8%
43,600	Boeing Co.*	$ 8,414,364
28,034	Lockheed Martin Corp.	12,751,825
163,830	RTX Corp.	15,978,340
17,900	TransDigm Group, Inc.	22,045,640

		59,190,169

Air Freight & Logistics – 0.6%
126,998	United Parcel Service, Inc. Class B	18,875,713

Automobile Components – 0.1%
23,300	Lear Corp.	3,375,704
6,100	QuantumScape Corp.*	38,369

		3,414,073

Automobiles* – 1.2%
11,500	Lucid Group, Inc.(a)	32,775
228,433	Tesla, Inc.	40,156,237

		40,189,012

Banks – 3.5%
355,879	Bank of America Corp.	13,494,931
219,200	Citigroup, Inc.	13,862,208
163,831	Columbia Banking System, Inc.	3,170,130
6,300	Cullen/Frost Bankers, Inc.	709,191
7,300	First Hawaiian, Inc.	160,308
80,500	First Horizon Corp.	1,239,700
66,000	FNB Corp.	930,600
185,129	JPMorgan Chase & Co.(b)	37,081,339
87,800	PNC Financial Services Group, Inc.	14,188,480
339,600	U.S. Bancorp	15,180,120
600	Webster Financial Corp.	30,462
309,900	Wells Fargo & Co.	17,961,804

		118,009,273

Beverages – 1.7%
568,300	Coca-Cola Co.	34,768,594
127,882	PepsiCo, Inc.	22,380,629

		57,149,223

Biotechnology – 1.9%
177,386	AbbVie, Inc.	32,301,991
51,702	Amgen, Inc.	14,699,913
10,307	Exact Sciences Corp.*	711,801
199,394	Gilead Sciences, Inc.	14,605,610
3,600	Mirati Therapeutics, Inc.*(c)	2,520
3,342	Natera, Inc.*	305,659
974	Sarepta Therapeutics, Inc.*	126,094

		62,753,588

Broadline Retail – 3.9%
720,068	Amazon.com, Inc.*	129,885,866
818	MercadoLibre, Inc.*	1,236,783

Shares	Description	Value

Common Stocks – (continued)
Broadline Retail – (continued)
1,200	Nordstrom, Inc.	$ 24,324

		131,146,973

Building Products – 0.0%
1,800	Advanced Drainage Systems, Inc.	310,032
200	Lennox International, Inc.	97,752

		407,784

Capital Markets – 2.9%
94,300	ARES Management Corp. Class A	12,540,014
18,800	BlackRock, Inc.	15,673,560
97,300	Blackstone, Inc.	12,782,301
83,600	Blue Owl Capital, Inc.	1,576,696
23,400	Carlyle Group, Inc.	1,097,694
9,800	Evercore, Inc. Class A	1,887,382
430,500	Franklin Resources, Inc.	12,101,355
296,700	Janus Henderson Group PLC	9,758,463
44,700	Jefferies Financial Group, Inc.	1,971,270
1,138	LPL Financial Holdings, Inc.	300,660
279,764	Morgan Stanley	26,342,578
4,125	Robinhood Markets, Inc. Class A*	83,036

		96,115,009

Chemicals – 1.9%
438,603	Dow, Inc.	25,408,272
67,001	Huntsman Corp.	1,744,036
35,691	Linde PLC	16,572,045
182,600	LyondellBasell Industries NV Class A	18,676,328

		62,400,681

Commerical Services & Supplies – 0.0%
600	MSA Safety, Inc.	116,154
2,674	Tetra Tech, Inc.	493,915
17,835	Vestis Corp.	343,680

		953,749

Communications Equipment – 1.0%
660,248	Cisco Systems, Inc.	32,952,978

Construction & Engineering – 0.0%
50,500	MDU Resources Group, Inc.	1,272,600
1,200	Valmont Industries, Inc.	273,936

		1,546,536

Consumer Finance – 0.6%
81,336	American Express Co.	18,519,394
5,600	OneMain Holdings, Inc.	286,104
17,600	SLM Corp.	383,504
18,700	SoFi Technologies, Inc.*	136,510

		19,325,512

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples Distribution & Retail – 1.9%
32,761	Costco Wholesale Corp.	$ 24,001,691
106,700	Target Corp.	18,908,307
336,435	Walmart, Inc.	20,243,294

		63,153,292

Containers & Packaging – 0.8%
1,449,400	Amcor PLC	13,783,794
60,800	Packaging Corp. of America	11,538,624
44,400	Sonoco Products Co.	2,568,096

		27,890,514

Diversified Consumer Services – 0.0%
19,674	ADT, Inc.	132,210
24,800	H&R Block, Inc.	1,217,928
4,283	Mister Car Wash, Inc.*	33,193

		1,383,331

Diversified REITs – 0.0%
7,100	WP Carey, Inc.	400,724

Diversified Telecommunication Services – 1.5%
1,201,328	AT&T, Inc.	21,143,373
707,202	Verizon Communications, Inc.(b)	29,674,196

		50,817,569

Electric Utilities – 1.6%
12,600	Avangrid, Inc.	459,144
232,800	Duke Energy Corp.	22,514,088
193,000	OGE Energy Corp.	6,619,900
330,301	Southern Co.	23,695,794

		53,288,926

Electrical Equipment – 0.7%
8,980	ChargePoint Holdings, Inc.*(a)	17,062
68,362	Eaton Corp. PLC	21,375,430
16,930	Plug Power, Inc.*(a)	58,239
13,703	Sunrun, Inc.*	180,606

		21,631,337

Electronic Equipment, Instruments & Components – 0.1%
69,300	Avnet, Inc.	3,435,894

Entertainment* – 0.7%
1,870	AMC Entertainment Holdings,
	Inc. Class A	6,956
36,117	Netflix, Inc.	21,934,938
12,228	ROBLOX Corp. Class A	466,865
5,480	Roku, Inc.	357,132

		22,765,891

Financial Services – 3.5%
17,776	Affirm Holdings, Inc.*	662,334
43,000	Apollo Global Management, Inc.	4,835,350
84,214	Berkshire Hathaway, Inc. Class B*	35,413,671
8,647	Block, Inc.*	731,363
110,700	Corebridge Financial, Inc.	3,180,411

Shares	Description	Value

Common Stocks – (continued)
Financial Services – (continued)
142,600	Equitable Holdings, Inc.	$ 5,420,226
52,927	Mastercard, Inc. Class A	25,488,056
4,800	Shift4 Payments, Inc. Class A*	317,136
123,641	Visa, Inc. Class A	34,505,730
426,999	Western Union Co.	5,969,446

		116,523,723

Food Products – 0.1%
78,000	Flowers Foods, Inc.	1,852,500

Ground Transportation – 1.1%
100	Avis Budget Group, Inc.	12,246
17,300	Ryder System, Inc.	2,079,287
168,800	Uber Technologies, Inc.*	12,995,912
82,562	Union Pacific Corp.	20,304,473

		35,391,918

Health Care Equipment & Supplies – 2.6%
159,206	Abbott Laboratories	18,095,354
42,702	Intuitive Surgical, Inc.*	17,041,941
323,253	Medtronic PLC	28,171,499
10,738	Novocure Ltd.*	167,835
3,741	Penumbra, Inc.*	834,916
61,140	Stryker Corp.	21,880,172
4,980	Tandem Diabetes Care, Inc.*	176,342

		86,368,059

Health Care Providers & Services – 2.3%
15,824	agilon health, Inc.*	96,527
31,484	Cigna Group	11,434,674
161,778	CVS Health Corp.	12,903,413
27,100	Elevance Health, Inc.	14,052,434
76,136	UnitedHealth Group, Inc.	37,664,479

		76,151,527

Health Care REITs – 0.5%
6,800	Healthcare Realty Trust, Inc.	96,220
5	Omega Healthcare Investors, Inc.	158
169,200	Welltower, Inc.	15,810,048

		15,906,426

Hotels, Restaurants & Leisure – 2.0%
35,671	Aramark	1,160,021
90,100	Darden Restaurants, Inc.	15,060,215
1,400	DoorDash, Inc. Class A*	192,808
18,300	DraftKings, Inc. Class A*	831,003
20,919	Hyatt Hotels Corp. Class A	3,339,091
2,700	Marriott Vacations Worldwide Corp.	290,871
80,200	McDonald’s Corp.	22,612,390
222,096	Starbucks Corp.	20,297,353
8,000	Travel & Leisure Co.	391,680
6,500	Vail Resorts, Inc.	1,448,395

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
9,500	Wendy’s Co.	$ 178,980

		65,802,807

Household Durables – 0.1%
175,900	Leggett & Platt, Inc.	3,368,485
12,600	Tempur Sealy International, Inc.	715,932
200	TopBuild Corp.*	88,146

		4,172,563

Household Products – 1.4%
108,198	Kimberly-Clark Corp.	13,995,411
194,298	Procter & Gamble Co.	31,524,851
26,100	Reynolds Consumer Products, Inc.	745,416

		46,265,678

Independent Power and Renewable Electricity Producers – 0.0%
1,667	Vistra Corp.	116,107

Industrial Conglomerates – 0.7%
228,368	3M Co.	24,222,994

Industrial REITs – 0.9%
9,200	First Industrial Realty Trust, Inc.	483,368
188,000	Prologis, Inc.	24,481,360
82,100	Rexford Industrial Realty, Inc.	4,129,630

		29,094,358

Insurance – 2.4%
10,300	American Financial Group, Inc.	1,405,744
8,800	Axis Capital Holdings Ltd.	572,176
32,300	CNA Financial Corp.	1,467,066
7,200	Erie Indemnity Co. Class A	2,891,304
192,200	Fidelity National Financial, Inc.	10,205,820
42,600	First American Financial Corp.	2,600,730
3,300	Hanover Insurance Group, Inc.	449,361
59,600	Marsh & McLennan Cos., Inc.	12,276,408
448,106	Old Republic International Corp.	13,765,816
256,400	Prudential Financial, Inc.	30,101,360
8,900	Reinsurance Group of America, Inc.	1,716,632
42,700	Unum Group	2,291,282

		79,743,699

Interactive Media & Services – 6.4%
165,599	Alphabet, Inc. Class C*	25,214,104
669,853	Alphabet, Inc. Class A*	101,100,913
1	Match Group, Inc.*	36
176,923	Meta Platforms, Inc. Class A	85,910,271
16,100	Pinterest, Inc. Class A*	558,187
38,200	Snap, Inc. Class A*	438,536

		213,222,047

IT Services – 1.7%
57,439	Accenture PLC Class A	19,908,932
15,800	Amdocs Ltd.	1,427,846

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
27,700	Cloudflare, Inc. Class A*	$ 2,682,191
148,501	International Business Machines Corp.	28,357,751
3	Kyndryl Holdings, Inc.*	65
6,388	MongoDB, Inc.*	2,290,992
11,526	Okta, Inc.*	1,205,850
9,400	Snowflake, Inc. Class A*	1,519,040
10,000	Twilio, Inc. Class A*	611,500

		58,004,167

Leisure Products – 0.0%
9,300	Brunswick Corp.	897,636
25,500	Peloton Interactive, Inc. Class A*	109,267

		1,006,903

Life Sciences Tools & Services – 1.3%
13,952	10X Genomics, Inc. Class A*	523,618
7,981	Azenta, Inc.*	481,095
8,900	Bruker Corp.	836,066
80,125	Danaher Corp.	20,008,815
3,600	Maravai LifeSciences Holdings, Inc. Class A*	31,212
21,400	Repligen Corp.*	3,935,888
30,910	Thermo Fisher Scientific, Inc.	17,965,201

		43,781,895

Machinery – 1.6%
59,305	Caterpillar, Inc.	21,731,131
7,000	Flowserve Corp.	319,760
111,750	Illinois Tool Works, Inc.	29,985,878
1,600	Lincoln Electric Holdings, Inc.	408,704

		52,445,473

Media – 1.4%
403,919	Comcast Corp. Class A	17,509,889
409,500	Interpublic Group of Cos., Inc.	13,361,985
152,800	Omnicom Group, Inc.	14,784,928
3,500	Trade Desk, Inc. Class A*	305,970

		45,962,772

Metals & Mining – 0.5%
89,400	Newmont Corp.	3,204,096
126,300	Southern Copper Corp.	13,453,476

		16,657,572

Multi-Utilities – 0.8%
306,097	Dominion Energy, Inc.	15,056,911
169,500	Public Service Enterprise Group, Inc.	11,319,210

		26,376,121

Office REITs – 0.0%
477	NET Lease Office Properties	11,353

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 4.5%
159,098	Chevron Corp.	$ 25,096,118
141,300	Diamondback Energy, Inc.	28,001,421
5,200	DT Midstream, Inc.	317,720
344,919	Exxon Mobil Corp.	40,093,385
1,320,800	Kinder Morgan, Inc.	24,223,472
159,300	ONEOK, Inc.	12,771,081
1	Vitesse Energy, Inc.	24
516,500	Williams Cos., Inc.	20,128,005

		150,631,226

Paper & Forest Products – 0.0%
7	Sylvamo Corp.	432

Personal Products – 0.0%
2	Kenvue, Inc.	43

Pharmaceuticals – 4.8%
332,501	Bristol-Myers Squibb Co.	18,031,529
61,039	Eli Lilly & Co.	47,485,901
226,743	Johnson & Johnson	35,868,475
253,353	Merck & Co., Inc.	33,429,928
7	Organon & Co.	132
912,799	Pfizer, Inc.	25,330,172
5	Viatris, Inc.	60

		160,146,197

Professional Services – 1.3%
62,585	Automatic Data Processing, Inc.	15,629,978
20,933	Booz Allen Hamilton Holding Corp.	3,107,294
31,800	ManpowerGroup, Inc.	2,468,952
172,600	Paychex, Inc.	21,195,280

		42,401,504

Residential REITs – 0.2%
189,691	American Homes 4 Rent Class A	6,976,835
1,193	Sun Communities, Inc.	153,396

		7,130,231

Retail REITs – 0.0%
14,300	Brixmor Property Group, Inc.	335,335
8,300	NNN REIT, Inc.	354,742
4,877	Realty Income Corp.	263,846

		953,923

Semiconductors & Semiconductor Equipment – 11.0%
138,193	Advanced Micro Devices, Inc.*	24,942,455
80,900	Analog Devices, Inc.	16,001,211
106,500	Applied Materials, Inc.	21,963,495
39,590	Broadcom, Inc.	52,472,982
352,209	Intel Corp.	15,557,071
13,953	Lam Research Corp.	13,556,316
7,200	Lattice Semiconductor Corp.*	563,256
1,759	Marvell Technology, Inc.	124,678
200,276	NVIDIA Corp.(b)	180,961,383
104,697	QUALCOMM, Inc.	17,725,202

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
129,550	Texas Instruments, Inc.	$ 22,568,905

		366,436,954

Software – 10.9%
38,373	Adobe, Inc.*	19,363,016
1,600	AppLovin Corp. Class A*	110,752
9,800	Atlassian Corp. Class A*	1,912,078
8,400	Bill Holdings, Inc.*	577,248
18,633	Confluent, Inc. Class A*	568,679
10,100	Crowdstrike Holdings, Inc. Class A*	3,237,959
24,500	Datadog, Inc. Class A*	3,028,200
7,168	DocuSign, Inc.*	426,854
6,000	Elastic NV*	601,440
4,900	Five9, Inc.*	304,339
8,400	HubSpot, Inc.*	5,263,104
29,220	Intuit, Inc.	18,993,000
584,825	Microsoft Corp.(b)	246,047,574
3,000	nCino, Inc.*	112,140
136,442	Oracle Corp.	17,138,480
54,000	Palantir Technologies, Inc. Class A*	1,242,540
2,800	RingCentral, Inc. Class A*	97,272
71,236	Salesforce, Inc.	21,454,859
14,136	SentinelOne, Inc. Class A*	329,510
23,062	ServiceNow, Inc.*	17,582,469
23,400	Smartsheet, Inc. Class A*	900,900
33,972	Unity Software, Inc.*	907,052
14,600	Zscaler, Inc.*	2,812,398

		363,011,863

Specialized REITs – 0.5%
17,100	CubeSmart	773,262
15,200	Equinix, Inc.	12,545,016
41,400	Gaming & Leisure Properties, Inc.	1,907,298
3,100	Rayonier, Inc.	103,044

		15,328,620

Specialty Retail – 2.3%
18,100	Dick’s Sporting Goods, Inc.	4,069,966
5,300	GameStop Corp. Class A*(a)	66,356
13,400	Gap, Inc.	369,170
99,276	Home Depot, Inc.	38,082,274
61,599	Lowe’s Cos., Inc.	15,691,113
9,000	Penske Automotive Group, Inc.	1,457,910
144,800	TJX Cos., Inc.	14,685,616
1,400	Wayfair, Inc. Class A*	95,032
2,200	Williams-Sonoma, Inc.	698,566

		75,216,003

Technology Hardware, Storage & Peripherals – 5.8%
1,115,459	Apple, Inc.	191,278,909
28,900	Dell Technologies, Inc. Class C	3,297,779

		194,576,688

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 0.1%
16,200	Carter’s, Inc.	$ 1,371,816
900	Deckers Outdoor Corp.*	847,134
2	Kontoor Brands, Inc.	120

		2,219,070

Tobacco – 0.6%
479,463	Altria Group, Inc.	20,914,176

Trading Companies & Distributors – 0.4%
78,500	MSC Industrial Direct Co., Inc. Class A	7,617,640
10,499	Watsco, Inc.	4,535,253

		12,152,893

TOTAL COMMON STOCKS (Cost $2,291,935,666)		$3,399,398,236

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(d) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
175,675	5.211%	$ 175,675
(Cost $175,675)

TOTAL INVESTMENTS – 102.1% (Cost $2,292,111,341)		$3,399,573,911

OTHER ASSETS IN EXCESS OF LIABILITIES – (2.1)%		(68,989,754)

NET ASSETS – 100.0%		$3,330,584,157

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(d)	Represents an Affiliated Issuer.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
S&P 500 E-Mini Index	(137)	06/21/24	$(36,363,225)	$(802,585)

WRITTEN OPTIONS CONTRACTS — At March 31, 2024, the Fund had the following written options contracts:

EXCHANGE TRADED INDEX OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$4,950.00	04/30/2024	(864)	$(427,680,000)	$(28,598,400)	$(7,956,873)	$(20,641,527)
S&P 500 Index	5,190.00	05/31/2024	(847)	(439,593,000)	(14,132,195)	(8,695,514)	(5,436,681)
S&P 500 Index	5,365.00	06/28/2024	(848)	(454,952,000)	(8,206,944)	(8,206,944)	—

Total written option contracts			(2,559)	(1,322,225,000)	$(50,937,539)	$(24,859,331)	$(26,078,208)

TOTAL			(2,559)	$(1,322,225,000)	$(50,937,539)	$(24,859,331)	$(26,078,208)

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the valuation procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the valuation procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Shares class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are generally made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2024:

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$91,994	$38,230,149	$—
Australia and Oceania	1,597,694	12,226,271	—
Europe	10,804,454	85,360,319	—
North America	27,446	63,696	—
Preferred Stocks	—	2,233,911	—
Securities Lending Reinvestment Vehicle	1,237,780	—	—
Investment Company	111,555	—	—

Total	$13,870,923	$138,114,346	$—

Derivative Type

Assets(b)
Futures Contracts	$36,560	$—	$—

Liabilities
Written Option Contracts	$(1,818,457)	$—	$—

U.S. EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$111,902,935	$—	$—
North America	3,287,492,781	—	2,520
Securities Lending Reinvestment Vehicle	175,675	—	—

Total	$3,399,571,391	$—	$2,520

Derivative Type

Liabilities
Futures Contracts(b)	$(802,585)	$—	$—
Written Option Contracts	(50,937,539)	—	—

Total	$(51,740,124)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligation, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk —The Funds invest Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results.

Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.

Tax-Managed Investment Risk — Because the Investment Adviser balances investment considerations and tax considerations, the pre-tax performance of the Goldman Sachs Tax-Advantaged Global Equity Portfolio may be lower than the performance of similar funds that are not tax-managed. This is because the Investment Adviser may choose not to make certain investments that may result in taxable distributions to the Goldman Sachs Tax-Advantaged Global Equity Portfolio. Even though tax managed strategies are being used, they may not reduce the amount of taxable income and capital gains distributed by the Goldman Sachs Tax-Advantaged Global Equity Portfolio to shareholders.